Bright Rock Mid Cap Growth Fund (Prospectus Summary) | Bright Rock Mid Cap Growth Fund
Bright Rock Mid Cap Growth Fund
Investment Objective
The investment objective of the Bright Rock Mid Cap Growth Fund (the "Fund") is
long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Bright Rock Mid Cap Growth Fund		Institutional Class Shares	Investor Class Shares
Management Fees	[1]	0.75%	0.75%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		0.87%	0.87%
Total Annual Fund Operating Expenses	[2]	1.62%	1.87%
Fee Waiver/Expense Reimbursement		(0.37%)	(0.37%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	1.25%	1.50%
[1]	Effective June 28, 2011, the management fee was reduced from 1.00% to 0.75%. The table has been restated to reflect the current lower management fee.
[2]	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus, which do not include the Acquired Fund Fees and Expenses.
[3]	Pursuant to an operating expense limitation agreement between the Fund's investment adviser, Bright Rock Capital Management, LLC (the "Adviser"), and the Fund, the Adviser has agreed to waive its fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses or extraordinary expenses) for the Fund do not exceed 1.25% and 1.50% of the Fund's average net assets for Institutional Class shares and Investor Class shares, respectively, through May 28, 2013, subject thereafter to annual re-approval of the agreement by the Trust's Board of Trustees (the "Board of Trustees"). Prior to June 28, 2011, the expense limitation was 1.50% and 1.75% for Institutional Class shares and Investor Class shares, respectively. The current operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to seek reimbursement from the Fund, subject to the limitations on Fund expenses described herein, for fees it waives and Fund expenses it paid for a period of three fiscal years from the date of such waiver and/or reimbursement.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Bright Rock Mid Cap Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class Shares	127	427	800	1,849
Investor Class Shares	153	504	931	2,120

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. For the period from May 26, 2010 (commencement of operations) to
February 28, 2011, the Fund's portfolio turnover rate was 43.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies with medium-sized market capitalizations
("mid-cap companies"). The Fund defines mid-cap companies as those companies with market capitalizations within the range of companies in the Russell Midcap
Growth® Index at the time of investment. As of the date of this Prospectus, the market capitalization range of companies in the Russell Midcap Growth® Index was between $675 million and $23 billion.

The Fund seeks to achieve its investment objective by investing primarily in common stocks of mid-cap U.S. companies. Equity securities in which the Fund may invest also include preferred stocks, convertible debt securities, and other investment companies and exchange-traded funds ("ETFs") that invest in equity securities of mid-cap companies. In addition to U.S. companies, the Fund may invest up to 25% of its net assets in securities of foreign mid-cap companies that are traded in the U.S., including companies located in emerging markets, as well as American depositary receipts ("ADRs"). To a limited extent, the Fund may sell securities short and may use derivative instruments, including options and futures contracts. The Fund may also engage in securities lending to earn income.

In selecting investments for the Fund, the Adviser seeks to identify companies with attractive earnings growth prospects. Investments for the Fund's portfolio are selected by applying the Adviser's disciplined, bottom-up fundamental research process, which takes into account a company's history of earnings stability and growth; proprietary products, processes and/or services;
leadership or competitive positions in the market or industry; balance sheet strength; and experience of management teams. The Adviser may sell an investment in the Fund's portfolio when the investment no longer meets the Adviser's criteria for investments with strong growth potential or when a more attractive investment opportunity arises.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:

  o Management Risk. The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

  o New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size.

  o General Market Risk. The risk that certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

  o Equity Market Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

  o Preferred Stock Risk. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

  o Convertible Securities Risk. A convertible security is a fixed-income security
    (a debt instrument or a preferred stock) which may be converted at a stated
    price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

  o Growth Stock Risk. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

  o Mid-Cap Company Risk. The risk that the mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than the stocks of larger companies.

  o Shares of Other Investment Companies Risk. You will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund's direct fees and expenses. As a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares.

  o Exchange-Traded Funds Risk. There are risks related to investing in ETFs that do not apply to investments in conventional mutual funds, including that the market price of the ETF's shares may trade at a discount to their net asset value ("NAV") or that an active trading market for an ETF's shares may not develop or be maintained.

  o Foreign Securities Risk. The risks of investments in securities of foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.

  o Emerging Markets Risk. The risk that countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

  o Options and Futures Risk. Options and futures may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed. In addition, the value of an option or future may not correlate perfectly to the underlying securities index or overall securities markets.

  o Short Sale Risk. Short sale strategies are riskier than long investment strategies. Short selling of securities may result in the Fund's investment performance suffering if it is required to close out a short position earlier than it had intended.

  o Securities Lending Risk. The Fund may lend its portfolio securities to brokers, dealers and financial institutions under agreements which require that the loans be secured continuously by collateral, typically cash, which the Fund will invest during the term of the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of potential default or insolvency of the borrower. In either of these cases, the
    Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Fund also bears the risk that the value of investments made with collateral posted for the loan may decline.

  o Not a Bank Deposit. Investments by any investors in the Fund are not bank deposits, are not guaranteed by any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
Performance information for the Fund has not been presented because, as of the date of this Prospectus, the Fund has not been in operation for a full calendar year.